Transactions with Related Parties - Transactions with Related Parties (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Dividends paid	₩ 218,019		₩ 248,677
Dividends received	43,014	₩ 2,552	14,132
Dividend declared		272,524
Handset purchanse amounting	2,340,143	2,306,202	2,148,060
Korea IT fund [member]
Disclosure of transactions between related parties [Line Items]
Dividends received			10,716
SK hynix Inc. [member]
Disclosure of transactions between related parties [Line Items]
Dividends received			170,937
Handset purchanse amounting	178	75	199
Other associates [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received		8,806
Dividend declared		13,700
Handset purchanse amounting	15,962	5,608	8,356
Handset purchases [member]
Disclosure of transactions between related parties [Line Items]
Handset purchanse amounting	₩ 915,339	₩ 844,157	996,910
SK Shieldus Co., Ltd. (Formerly, ADT CAPS Co., Ltd.) [Member]
Disclosure of transactions between related parties [Line Items]
Dividends received			9,637
SK China Company Ltd. [member]
Disclosure of transactions between related parties [Line Items]
Dividends received			₩ 131,141